Acquisition of Filonikis Product Carrier S.A. (M/T Amor) - Purchase Price Allocation (Table) (Details) - Filonikis Product Carrier S.A. $ in Thousands	Oct. 24, 2016 USD ($)
Business Acquisition [Line Items]
Vessel	$ 31,600
Above market acquired time charters	1,061
Identifiable assets	32,661
Loan	(15,750)
Net assets acquired	16,911
Purchase price	$ (16,911)